Annual Total Returns [BarChart] - Great-West Large Cap Value Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(0.88%)
2012	17.21%
2013	30.00%
2014	7.39%
2015	(6.89%)
2016	18.75%
2017	16.22%
2018	(9.52%)
2019	26.53%
2020	3.71%